Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of Option Exercise Price Range

The following is a summary of information about the Stock Options outstanding at December 31, 2022.

Shares Underlying
Shares Underlying Options Outstanding				Options Exercisable
Weighted
	Shares	Average	Weighted	Shares	Weighted
	Underlying	Remaining	Average	Underlying	Average
Range of	Options	Contractual	Exercise	Options	Exercise
Exercise Prices	Outstanding	Life	Price	Exercisable	Price
$0.13 - $0.56	10,242,000	8.05 years	$0.15	9,113,528	$0.15

Schedule of Option Activity

The following is a summary of activity of outstanding stock options:

		Weighted
		Average
	Number	Exercise
	of Shares	Prices
Balance, December 31, 2020	1,275,000	$0.36
Options granted	9,592,000	0.14
Options exercised	(125,000)	(0.13)
Balance, December 31, 2021	10,742,000	0.16
Options granted	-	-
Options expired	(500,000)	(0.50)
Balance, December 31, 2022	10,242,000	$0.15

Exercisable, December 31, 2022	9,113,528	$0.15